Goodwill and Intangibles, Goodwill (FY) (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill	$ 0	$ 258,619
Goodwill arising from acquisition	258,619	0
Goodwill	$ 258,619	$ 258,619